Financial assets and financial liabilities (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Financial assets at amortized cost
Non-current financial assets	€ 237,412	€ 27,206,990
Financial assets from government grants	8,260,503	0
Other current financial assets	76,804,249	57,162,266
Financial liabilities at amortized cost
Liabilities from government grants	2,145,135	8,300,000
Trade and other payables	7,912,503	16,874,244
Interest bearing loans and borrowings	2,145,135	0
Non-current lease liabilities	1,170,237	1,066,354
Current lease liabilities	€ 370,153	€ 366,171